CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)		Ordinary shares Class A ordinary shares	Ordinary shares Class B ordinary shares	Additional paid-in capital Private Placement Warrants	Additional paid-in capital Public Warrants	Additional paid-in capital	Accumulated deficit	Class A ordinary shares	Class B ordinary shares	Private Placement Warrants	Public Warrants	Total
Beginning balance at Mar. 11, 2025		$ 0	$ 0			$ 0	$ 0					$ 0
Beginning balance (shares) at Mar. 11, 2025		0	0
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Issuance of ordinary shares			$ 767			24,233						25,000
Issuance of ordinary shares (shares)			7,666,667
Ending balance at Mar. 31, 2025			$ 767			24,233						25,000
Ending balance (shares) at Mar. 31, 2025			7,666,667
Beginning balance at Mar. 11, 2025		$ 0	$ 0			0	0					0
Beginning balance (shares) at Mar. 11, 2025		0	0
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Issuance of ordinary shares	[1],[2]		$ 767			24,233						25,000
Issuance of ordinary shares (shares)	[1],[2]		7,666,667
Net income (loss)							(16,620)					(16,620)
Ending balance at May. 21, 2025			$ 767			24,233	(16,620)					8,380
Ending balance (shares) at May. 21, 2025			7,666,667					0	7,666,667
Beginning balance at Mar. 11, 2025		$ 0	$ 0			0	0					0
Beginning balance (shares) at Mar. 11, 2025		0	0
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Net income (loss)												423,445
Ending balance at Sep. 30, 2025			$ 767				(8,115,999)					(8,115,232)
Ending balance (shares) at Sep. 30, 2025			7,666,667					0	7,666,667
Beginning balance at Mar. 31, 2025			$ 767			24,233						25,000
Beginning balance (shares) at Mar. 31, 2025			7,666,667
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Net income (loss)							(16,620)					(16,620)
Ending balance at Jun. 30, 2025			$ 767			24,233	(16,620)					8,380
Ending balance (shares) at Jun. 30, 2025			7,666,667
CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)
Accretion for Class A ordinary shares to redemption amount						(8,091,714)	(8,539,444)					(16,631,158)
Warrant issued				$ 6,341,500	$ 1,855,333					$ 6,341,500	$ 1,855,333
Allocated value of transaction costs to Class A shares						$ (129,352)						(129,352)
Net income (loss)							440,065					440,065
Ending balance at Sep. 30, 2025			$ 767				$ (8,115,999)					$ (8,115,232)
Ending balance (shares) at Sep. 30, 2025			7,666,667					0	7,666,667

[1]	Includes an aggregate of up to 1,000,000 Class B ordinary shares subject to forfeiture by the holders thereof depending on the extent to which the underwriters’ over-allotment option is exercised (Note 5).
[2]	On August 15, 2025, the Company effected an approximately 1 to 1.33 share split and upon completion of the share split, each of our independent directors transferred 13,333 founder shares to our Sponsor for an amount of $43.48. As a result, the Sponsor currently holds 7,546,667 founder shares (up to 1,000,000 of which are subject to forfeiture), and each of the independent directors currently holds, 40,000 founder shares for an aggregate of 7,666,667 founder shares. All share and per share data has been retrospectively presented.